Share Capital - Additional Information (Detail) - USD ($)				12 Months Ended
	Oct. 03, 2016	Jul. 31, 2015	May 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Share allotment description				Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Ordinary shares redeemed, value				$ 110,000,000	$ 457,892,000	$ 140,030,000
Ordinary shares repurchased						2,640,610
Ordinary shares repurchased, value						$ 140,000,000
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees				393,240	773,753	926,407
Average exercise price of Option per share				$ 25.79	$ 27.13	$ 24.02
Total proceeds from exercise of stock options by employees				$ 10,100,000	$ 21,000,000	$ 22,300,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company				296,386	268,870	233,726
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company				311,492	7,990
Buyback Program
Equity, Class of Treasury Stock [Line Items]
Ordinary shares redeemed		5,316,062	882,419	1,429,187	6,198,481
Ordinary shares redeemed, value		$ 400,000,000	$ 57,900,000	$ 110,000,000	$ 457,900,000
Stock repurchase program, authorized amount	$ 400,000,000	$ 400,000,000	$ 60,000,000
Buyback Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage	10.00%